Net Income (Loss) Per Share - Summary of Diluted Net Loss Per Share (Details) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential Common stock	48,930,212	48,930,212
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential Common stock	2,590,472	2,590,472
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential Common stock	12,806,407	12,806,407
Public Warrants | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential Common stock	23,000,000	23,000,000
Private Placement Warrants | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential Common stock	10,533,333	10,533,333